Goodwill and Other Intangible Assets - Schedule of Estimated Amortization Expense for Existing Intangible Assets (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 282,869
2027	281,618
2028	279,930
2029	273,718
2030	$ 251,603